Texas Capital Texas Equity Index ETF
Schedule of Investments
September 30, 2023 - (Unaudited)
COMMON STOCKS — 99.90% Shares Fair Value
Communications — 1.80%
AST SpaceMobile, Inc., Class A
(a)
1,482 $ 5,632
AT&T, Inc. 14,610 219,442
Clear Channel Outdoor Holdings, Inc.
(a)
5,704 9,012
iHeartMedia, Inc., Class A
(a)
2,085 6,589
Match Group, Inc.
(a)
523 20,489
Nexstar Media Group, Inc. 65 9,319
Thryv Holdings, Inc.
(a)
394 7,395
277,878
Consumer Discretionary — 20.34%
Academy Sports & Outdoors, Inc. 4,380 207,043
Brinker International, Inc.
(a)
3,029 95,686
Builders FirstSource, Inc.
(a)
135 16,806
Chuy's Holdings, Inc.
(a)
1,022 36,363
Cinemark Holdings, Inc.
(a)
453 8,313
Copart, Inc.
(a)
1,806 77,821
D.R. Horton, Inc. 2,758 296,402
Dave & Buster's Entertainment, Inc.
(a)
1,394 51,676
European Wax Center, Inc., Class A
(a)
906 14,677
Forestar Group, Inc.
(a)
280 7,543
GameStop Corp., Class A
(a)
16,362 269,319
Green Brick Partners, Inc.
(a)
387 16,064
Group 1 Automotive, Inc. 822 220,880
LGI Homes, Inc.
(a)
191 19,003
RCI Hospitality Holdings, Inc. 474 28,753
Rush Enterprises, Inc., Class A 4,366 178,264
Sally Beauty Holdings, Inc.
(a)
5,606 46,978
Service Corporation International 4,461 254,902
Six Flags Entertainment Corp.
(a)
2,316 54,449
Target Hospitality Corp.
(a)
517 8,210
Tesla, Inc.
(a)
3,100 775,681
Upbound Group, Inc. 332 9,777
Wingstop, Inc. 2,106 378,742
XPEL, Inc.
(a)
638 49,196
YETI Holdings, Inc.
(a)
176 8,487
3,131,035
Consumer Staples — 2.88%
Darling Ingredients, Inc.
(a)
186 9,709
Kimberly-Clark Corp. 390 47,132
Quanex Building Products Corp. 269 7,578
Sysco Corp. 5,647 372,984
Vital Farms, Inc.
(a)
557 6,450
443,853
Energy — 21.20%
APA Corp. 756 31,072

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
September 30, 2023 - (Unaudited)
COMMON STOCKS — 99.90% - (continued) Shares Fair Value
Energy — 21.20% - (continued)
Archrock, Inc. 655 $ 8,253
Atlas Energy Solutions, Inc. 368 8,181
Baker Hughes Co. 2,492 88,016
Berry Corp. 954 7,823
Callon Petroleum Co.
(a)
198 7,746
ChampionX Corp. 235 8,371
Cheniere Energy, Inc. 2,691 446,599
Chord Energy Corp. 105 17,017
Comstock Resources, Inc. 682 7,522
ConocoPhillips 2,796 334,961
Coterra Energy, Inc. 1,815 49,096
Crescent Energy Co., Class A 604 7,635
CVR Energy, Inc. 235 7,997
Denbury, Inc.
(a)
122 11,957
Diamond Offshore Drilling, Inc.
(a)
538 7,898
Diamondback Energy, Inc. 411 63,656
Dril-Quip, Inc.
(a)
281 7,916
Earthstone Energy, Inc., Class A
(a)
383 7,752
EOG Resources, Inc. 1,420 179,999
Excelerate Energy, Inc., Class A 395 6,731
Expro Group Holdings N.V.
(a)
833 19,351
Exxon Mobil Co. 4,657 547,570
Halliburton Co. 1,817 73,588
Helix Energy Solutions Group, Inc.
(a)
778 8,690
Hess Midstream LP, Class A 261 7,603
HF Sinclair Corp. 181 10,304
Kinder Morgan, Inc. 14,754 244,621
Kinetik Holdings, Inc., Class A 249 8,404
Kodiak Gas Services, Inc.
(a)
447 7,992
Magnolia Oil & Gas Corp., Class A 435 9,966
Marathon Oil Corp. 1,404 37,557
Matador Resources Co. 261 15,524
MRC Global, Inc.
(a)
909 9,317
Murphy Oil Corp. 336 15,238
Newpark Resources, Inc.
(a)
1,305 9,018
Noble Corp. plc 270 13,676
NOV, Inc. 458 9,572
NOW, Inc.
(a)
1,172 13,912
Occidental Petroleum Corp. 1,622 105,235
Oceaneering International, Inc.
(a)
337 8,668
Oil States International, Inc.
(a)
983 8,228
Par Pacific Holdings, Inc.
(a)
221 7,943
Patterson-UTI Energy, Inc. 587 8,124
Permian Resources Corp., Class A 596 8,320
Phillips 66 476 57,191

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
September 30, 2023 - (Unaudited)
COMMON STOCKS — 99.90% - (continued) Shares Fair Value
Energy — 21.20% - (continued)
Pioneer Natural Resources Co. 573 $ 131,532
ProPetro Holding Corp.
(a)
839 8,919
Range Resources Corp. 573 18,571
Ring Energy, Inc.
(a)
4,069 7,935
Schlumberger Ltd. 3,516 204,982
Select Water Solutions, Inc., Class A 965 7,672
SilverBow Resources, Inc.
(a)
197 7,047
Southwestern Energy Co.
(a)
2,471 15,938
Sunnova Energy International, Inc.
(a)
475 4,973
Talos Energy, Inc.
(a)
477 7,842
Targa Resources Corp. 1,570 134,580
Tellurian, Inc.
(a)
5,819 6,750
TETRA Technologies, Inc.
(a)
1,463 9,334
Thermon Group Holdings, Inc.
(a)
316 8,681
Tidewater, Inc.
(a)
129 9,168
U.S. Silica Holdings, Inc.
(a)
586 8,227
VAALCO Energy, Inc. 1,798 7,893
Valero Energy Corp. 378 53,566
Vertex Energy, Inc.
(a)
1,295 5,763
W&T Offshore, Inc.
(a)
1,811 7,932
Weatherford International plc
(a)
167 15,085
3,264,200
Financials — 6.47%
Applied Digital Corp.
(a)
1,014 6,327
Avantax, Inc.
(a)
452 11,562
Charles Schwab Corp. (The) 10,250 562,725
Comerica, Inc. 900 37,395
Corebridge Financial, Inc. 1,148 22,673
Cullen/Frost Bankers, Inc. 395 36,028
EZCORP, Inc., Class A
(a)
905 7,466
First Financial Bankshares, Inc. 960 24,115
First Foundation, Inc. 1,012 6,153
FirstCash Holdings, Inc. 259 25,999
Globe Life, Inc. 649 70,565
Goosehead Insurance, Inc., Class A
(a)
139 10,360
Hilltop Holdings, Inc. 322 9,132
Independent Bank Group, Inc. 256 10,125
International Bancshares Corp. 378 16,383
Mr. Cooper Group, Inc.
(a)
453 24,263
National Western Life Group, Inc., Class A 10 4,375
P10, Inc., Class A 686 7,992
Prosperity Bancshares, Inc. 587 32,038
Skyward Specialty Insurance Group, Inc.
(a)
324 8,865
Southside Bancshares, Inc. 260 7,462
Stellar Bancorp, Inc. 330 7,036

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
September 30, 2023 - (Unaudited)
COMMON STOCKS — 99.90% - (continued) Shares Fair Value
Financials — 6.47% - (continued)
Stewart Information Services Corp. 193 $ 8,453
TPG, Inc., Class A 450 13,554
Triumph Financial, Inc.
(a)
139 9,006
Veritex Holdings, Inc. 393 7,054
Victory Capital Holdings, Inc., Class A 259 8,635
995,741
Health Care — 10.51%
Addus HomeCare Corp.
(a)
915 77,949
agilon health, inc.
(a)
18,831 334,439
Cassava Sciences, Inc.
(a)
510 8,487
Castle Biosciences, Inc.
(a)
444 7,499
Enhabit, Inc.
(a)
3,089 34,751
Integer Holdings Corp.
(a)
77 6,039
LivaNova plc
(a)
149 7,879
McKesson Corp. 1,490 647,926
Natera, Inc.
(a)
136 6,018
Taysha Gene Therapies, Inc.
(a)
2,215 6,999
Tenet Healthcare Corp.
(a)
6,157 405,685
U.S. Physical Therapy, Inc. 806 73,934
1,617,605
Industrials — 13.07%
AECOM 1,780 147,811
Alamo Group, Inc. 51 8,816
American Airlines Group, Inc.
(a)
4,584 58,721
AMN Healthcare Services, Inc.
(a)
329 28,024
Arcosa, Inc. 441 31,708
AZZ, Inc. 178 8,113
Bristow Group, Inc.
(a)
297 8,367
Cactus, Inc., Class A 143 7,180
Caterpillar, Inc. 605 165,165
CECO Environmental Corp.
(a)
580 9,263
Comfort Systems USA, Inc. 323 55,042
CSW Industrials, Inc. 49 8,587
DXP Enterprises, Inc.
(a)
221 7,722
Evolv Technologies Holdings, Inc., Class A
(a)
1,226 5,958
Flowserve Corp. 197 7,835
Fluor Corp.
(a)
1,734 63,638
Great Lakes Dredge & Dock Corp.
(a)
954 7,603
Insperity, Inc. 448 43,725
Jacobs Solutions, Inc. 1,487 202,975
KBR, Inc. 1,666 98,194
Kirby Corp.
(a)
452 37,426
Lennox International, Inc. 42 15,726
National Instruments Corp. 139 8,287
Powell Industries, Inc. 106 8,788

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
September 30, 2023 - (Unaudited)
COMMON STOCKS — 99.90% - (continued) Shares Fair Value
Industrials — 13.07% - (continued)
Primoris Services Corp. 456 $ 14,925
Quanta Services, Inc. 1,288 240,947
Southwest Airlines Co. 4,449 120,434
Sterling Infrastructure, Inc.
(a)
259 19,031
Trinity Industries, Inc. 326 7,938
Waste Management, Inc. 3,704 564,637
2,012,586
Materials — 0.47%
ATI, Inc.
(a)
187 7,695
Celanese Corp. 119 14,936
Commercial Metals Co. 146 7,214
Eagle Materials, Inc. 48 7,993
Encore Wire Corp. 51 9,305
Huntsman Corp. 313 7,637
Uranium Energy Corp.
(a)
1,790 9,219
Westlake Corp. 65 8,104
72,103
Real Estate — 12.35%
Camden Property Trust 1,283 121,346
CBRE Group, Inc., Class A
(a)
3,543 261,686
Crown Castle, Inc. 5,682 522,914
Digital Realty Trust, Inc. 3,811 461,206
Howard Hughes Holdings, Inc.
(a)
581 43,070
Invitation Homes, Inc. 7,469 236,693
NETSTREIT Corp. 782 12,184
NexPoint Residential Trust, Inc. 267 8,592
Spirit Realty Capital, Inc. 1,730 58,007
Summit Hotel Properties, Inc. 1,296 7,517
Texas Pacific Land Corp. 92 167,768
1,900,983
Technology — 8.95%
Alkami Technology, Inc.
(a)
471 8,582
Applied Optoelectronics, Inc.
(a)
663 7,273
Asure Software, Inc.
(a)
688 6,508
BigCommerce Holdings, Inc.
(a)
769 7,590
Bumble, Inc., Class A
(a)
455 6,789
Cirrus Logic, Inc.
(a)
110 8,136
CrowdStrike Holdings, Inc., Class A
(a)
2,822 472,346
Dell Technologies, Inc., Class C 304 20,946
Digital Turbine, Inc.
(a)
860 5,203
Diodes, Inc.
(a)
75 5,913
E2open Parent Holdings, Inc., Class A
(a)
1,464 6,647
Green Dot Corp., Class A
(a)
424 5,906
Hewlett Packard Enterprise Co. 1,504 26,124
Omnicell, Inc.
(a)
528 23,781

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
September 30, 2023 - (Unaudited)
COMMON STOCKS — 99.90% - (continued) Shares Fair Value
Technology — 8.95% - (continued)
Open Lending Corp.
(a)
761 $ 5,571
Oracle Corp. 3,209 339,897
PROS Holdings, Inc.
(a)
242 8,378
Q2 Holdings, Inc.
(a)
247 7,971
Rackspace Technology, Inc.
(a)
3,298 7,750
Sabre Corp.
(a)
1,622 7,283
Silicon Laboratories, Inc.
(a)
63 7,301
SolarWinds Corp.
(a)
769 7,259
TaskUs, Inc., Class A
(a)
675 7,007
Texas Instruments, Inc. 1,070 170,140
Tyler Technologies, Inc.
(a)
512 197,704
1,378,005
Utilities — 1.86%
Atmos Energy Corp. 775 82,096
CenterPoint Energy, Inc. 3,459 92,874
NRG Energy, Inc. 1,224 47,148
Vistra Corp. 1,953 64,801
286,919
Total Common Stocks (Cost $16,016,224) 15,380,908
MONEY MARKET FUNDS - 0.26%
State Street Institutional U.S. Government Money Market Fund, Opportunity
Class, 5.26%
(b)
40,047 40,047
Total Money Market Funds (Cost $40,047) 40,047
Total Investments — 100.16% (Cost $16,056,271) 15,420,955
Liabilities in Excess of Other Assets — (0.16)% (24,453)
NET ASSETS — 100.00% $ 15,396,502
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of September 30, 2023.
REIT - Real Estate Investment Trust